Revenue Recognition (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Revenue Recognition [Line Items]
Performance obligations	$ 137,500
Percentage of performance obligations	88.00%
Short-Term Contracts [Member]
Revenue Recognition [Line Items]
Short-term contract liability	$ 13,537